Cash and cash equivalents - Additional Information (Details) € in Thousands, $ in Millions													1 Months Ended			12 Months Ended
		Nov. 18, 2024 EUR (€)	Nov. 18, 2024 USD ($)	Oct. 11, 2024 USD ($)	Dec. 29, 2023 EUR (€)	Dec. 29, 2023 USD ($)	Oct. 18, 2023 EUR (€)	Oct. 18, 2023 USD ($)	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	Nov. 04, 2022 EUR (€)	Nov. 04, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Oct. 31, 2024 EUR (€)	Jul. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Cash and Cash Equivalents
Cash and cash equivalents													€ 96,564			€ 96,564	€ 26,918	€ 86,736	€ 86,553
Decrease in cash and cash equivalents																69,600
Net cash used in operating activities																(85,928)	(81,614)	(44,928)
Net cash generated by investing activities																8,745	(7,731)	8,868
Net cash generated by financing activities																145,592	29,081	37,268
Issue of royalty certificates																20,100	5,100
Gross proceeds from issuance of ordinary shares and prefunded warrants	[1]															57,338	30,589	8,827
Issue of equity																57,338	30,587	9,366
Share capital
Cash and Cash Equivalents
Issue of equity																€ 425	€ 96	€ 13
Tranche I, 2024 Financing arrangement in three tranches
Cash and Cash Equivalents
Issue of royalty certificates															€ 20,100
Net proceeds from issuance of royalty certificates															€ 19,700
Gross proceeds from issuance of ordinary shares and prefunded warrants														€ 94,100
Net proceeds from issuance of ordinary shares and prefunded warrants														€ 86,200
Tranche II, 2024 Financing arrangement in three tranches
Cash and Cash Equivalents
Gross proceeds from issuance of ordinary shares and prefunded warrants													21,400
Net proceeds from issuance of ordinary shares and prefunded warrants													€ 19,800
Licensing and collaboration agreement with CTTQ
Cash and Cash Equivalents
Milestone payment | $				$ 10.0
Amount received attributable to withholding taxes		€ 1,000	$ 1.0		€ 300	$ 0.3			€ 200	$ 0.2	€ 1,300	$ 1.3
Licensing agreement with Hepalys
Cash and Cash Equivalents
Upfront payment received							€ 9,500	$ 10.0

[1]	Including subscriptions to BSA share warrants for €6 thousand, €2 thousand, and €0 thousand for the period ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively.